Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Provision for firm purchase commitment	$ 27,637	$ 0	$ 1,120
Percentage of VAT on invoice amount	17.00%
Percentage of gross revenues accrued as a warranty liability	1.00%
Warranty expenses	6,340	6,344	752
Accrued warranty cost	14,978	7,096
Shipping cost	17,911	14,265	1,340
Advertising expense	5,273	3,186	1,804
Government subsidy	109,000	45,775	103,572
Amortization of deferred revenue	1,462	1,346	813
Contribution to employee benefit plan on standard salary base	29.00%
Employee benefits plan expense	13,379	6,541	4,097
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Rights to use land period	49.5
Rights to use land period	50
Amortization of land use rights	$ 5,546	$ 3,869	$ 2,725
Wafers | Minimum
Summary Of Significant Accounting Policies [Line Items]
Product Warranty period	7 days
Wafers | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product Warranty period	15 days
Modules | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product Warranty period	25 years